Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (86,951)			$ (81,286)
Leases	(8,821)		$ (5,775)	(7,460)
Sub-total	95,772			(81,286)
Cash and cash equivalents	60,077	$ 70,385		50,426	$ 37,763
Net Debt	(35,695)			$ (30,860)
Cash Flows	3,804
Liabilities from financing activities, Leases	1,580
Liabilities from financing activities, Sub-total	5,384
Net increase/(decrease) in cash and cash equivalents	9,941	32,735
Cash Flows, Total	15,325
Remeasurement of borrowing arrangements	1,020
Other Changes	(11,042)
Increase decrease in borrowing liabilities classified as financing activities	(10,489)
Increase (decrease)in lease liabilities arising from financing activities	(553)
Acquisition - leases	(4,083)
Foreign exchange adjustments	(290)	$ (113)
Foreign exchange adjustments	10
Foreign exchange adjustments	$ (280)
Previously Reported
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings			(81,286)
Leases			(5,775)
Sub-total			(87,061)
Cash and cash equivalents			50,426
Net Debt			(36,635)
Recognized on adoption of IFRS 16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Leases			(5,775)
Sub-total			(5,775)
Net Debt			$ (5,775)